Sales - Trade receivables - Categories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales
Net trade receivables, depreciated according to their age	€ 1,191	€ 1,204	€ 1,145
Net trade receivables, depreciated according to other criteria	324	422	400
Net trade receivables past due	1,515	1,627	1,544
Net trade receivables not past due	4,790	4,402	4,076
Net trade receivables	€ 6,305	€ 6,029	€ 5,620	€ 5,320